Accrued and Other Current Liabilities - Product Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in aggregate product warranty liabilities
Beginning reserve	$ 28.7	$ 31.3
Provision	14.7	17.0
Claims	(14.1)	(19.4)
Foreign exchange	0.7	(0.2)
Ending reserve	$ 30.0	$ 28.7